Derivative Financial Instruments and Hedging Activities (Consolidated Statement of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Dec. 28, 2014	Jun. 07, 2013
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Cost of products sold	$ (1,501)	$ (1,846)
Selling, general and administrative expenses	461	521
Other (expense)/income, net	(29)	21
Interest Income (Expense), Net	(191)	(163)
Net income	279	198
Foreign exchange contracts
Derivative Instruments Gain Loss [Line Items]
Derivative, Notional Amount	2,300		4,600
Derivatives not designated as hedging instruments:
Total amount recognized in statement of income	54	(11)
Interest rate contracts
Derivative Instruments Gain Loss [Line Items]
Derivative, Notional Amount	6,400		7,900	9,000
Derivatives not designated as hedging instruments:
Total amount recognized in statement of income	7	0
Currency swap
Derivative Instruments Gain Loss [Line Items]
Derivative, Notional Amount	9,900		9,900
Derivatives not designated as hedging instruments:
Total amount recognized in statement of income	0	0
Designated as Hedging Instrument | Foreign exchange contracts
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	8	(3)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Net income	5	6
Designated as Hedging Instrument | Interest rate contracts
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	(120)	(86)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Net income	(4)	0
Designated as Hedging Instrument | Currency swap
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	751	(187)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Net income	0	0
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivative Instruments Gain Loss [Line Items]
Derivative, Notional Amount	1,482		3,768
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other expense, net	49	(17)
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other expense, net	11	0
Not Designated as Hedging Instrument | Currency swap
Derivatives not designated as hedging instruments:
Net gains/(losses) recognized in other expense, net	0	0
Not Designated as Hedging Instrument | Other expense | Foreign exchange contracts
Derivatives not designated as hedging instruments:
Unrealized gain on derivative instruments	(2)	0
Net gains/(losses) recognized in other expense, net	51	(17)
Not Designated as Hedging Instrument | Other expense | Interest rate contracts
Derivatives not designated as hedging instruments:
Unrealized gain on derivative instruments	0	0
Net gains/(losses) recognized in other expense, net	11	0
Not Designated as Hedging Instrument | Other expense | Currency swap
Derivatives not designated as hedging instruments:
Unrealized gain on derivative instruments	0	0
Net gains/(losses) recognized in other expense, net	0	0
Net Investment Hedging [Member] | Designated as Hedging Instrument | Foreign exchange contracts
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	0	0
Net Investment Hedging [Member] | Designated as Hedging Instrument | Interest rate contracts
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	0	0
Net Investment Hedging [Member] | Designated as Hedging Instrument | Currency swap
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	751	(187)
Cash Flow Hedging | Designated as Hedging Instrument | Foreign exchange contracts
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	8	(3)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	(1)	0
Cost of products sold	5	5
Selling, general and administrative expenses	0	0
Other (expense)/income, net	(1)	(1)
Interest Income (Expense), Net	0	0
Cash Flow Hedging | Designated as Hedging Instrument | Interest rate contracts
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	(120)	(86)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	0	0
Cost of products sold	0	0
Selling, general and administrative expenses	0	0
Other (expense)/income, net	0	0
Interest Income (Expense), Net	(4)	0
Cash Flow Hedging | Designated as Hedging Instrument | Currency swap
Cash flow hedges:
Net gains recognized in other comprehensive loss (effective portion)	0	0
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	0	0
Cost of products sold	0	0
Selling, general and administrative expenses	0	0
Other (expense)/income, net	0	0
Interest Income (Expense), Net	0	0
Currency swap
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Interest Income (Expense), Net	$ 15	$ (6)